Nature of Operations and Going Concern (Details Narrative) - CAD ($)	Aug. 31, 2020	Aug. 31, 2019
Property acquisition costs
Working capital deficiency	$ 6,773,642	$ 10,395,970
Retained earnings	$ 149,041,291	$ 133,762,683